Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Provisions Analysed as Current and Non-Current

	Commercial litigation and disputes $m	Insurance reserves $m	Onerous contractual expenditure $m	Dilapidations and other $m	Total $m
At 31 December 2021	37	39	8	6	90
Provided, of which $28m is recorded within exceptional items (note 6)	28	18	2	6	54
Utilised	(31)	(7)	(7)	–	(45)
Released	(1)	–	–	–	(1)
Exchange and other adjustments	–	–	(2)	–	(2)
At 31 December 2022	33	50	1	12	96

Analysed as:
Current	32	15	1	5	53
Non-current	1	35	–	7	43
	33	50	1	12	96

Summary of amounts arising from insurance contracts

	Incurred but not reported claims (‘IBNR’) a		Reported but not yet settled claims		Total
	2022 $m	2021 $m	2022 $m	2021 $m	2022 $m	2021 $m
Corporate operations and owned and leased properties	11	11	7	3	18	14
Managed hotels	25	19	7	6	32	25
	36	30	14	9	50	39

a	Includes unallocated loss expenses.